UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21147

Investment Company Act File Number

Eaton Vance California Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

California Municipal Bond Fund

June 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 165.1%

Security	Principal Amount (000’s omitted)	Value
Education — 15.3%
California Educational Facilities Authority, (California Institute of Technology), 5.00%, 11/1/39(1)	$10,000	$11,202,500
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/27	2,680	3,009,158
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	550	617,557
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	940	1,042,432
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	1,375	1,510,396
California Educational Facilities Authority, (Santa Clara University), 5.00%, 2/1/29	3,630	4,019,463
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	650	776,627
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	6,200	7,022,802
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	1,790	1,987,365
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	1,175	1,292,899
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	800	869,560
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	2,270	2,568,187
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	2,395	2,695,572
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	2,520	2,826,760

		$41,441,278

Electric Utilities — 1.7%
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	$1,890	$2,102,379
Vernon, Electric System Revenue, 5.125%, 8/1/21	2,375	2,649,550

		$4,751,929

General Obligations — 28.4%
Burbank Unified School District, (Election of 2013), 4.00%, 8/1/31(1)	$6,900	$7,240,377
California, 5.50%, 11/1/35	4,600	5,340,968
Contra Costa Community College District, (Election of 2006), 5.00%, 8/1/38	20	22,441
Contra Costa Community College District, (Election of 2006), 5.00%, 8/1/38(1)	9,750	10,940,085
Foothill-De Anza Community College District, 5.00%, 8/1/36(1)	10,000	11,096,100
Palo Alto, (Election of 2008), 5.00%, 8/1/40(1)	7,020	7,699,326
San Bernardino Community College District, 4.00%, 8/1/27(1)	5,775	6,183,293
San Diego Community College District, (Election of 2002), 5.00%, 8/1/32	1,375	1,549,804
San Diego Community College District, (Election of 2006), 5.00%, 8/1/31	2,545	2,877,224
San Francisco Bay Area Rapid Transit District, (Election of 2004), 5.00%, 8/1/35	5,000	5,518,600
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/33	1,910	2,153,907
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/35	2,230	2,492,872
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/37(1)	4,975	5,487,226
Torrance Unified School District, (Election of 2008), 5.00%, 8/1/35	7,500	8,403,000

		$77,005,223

Hospital — 14.6%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 7/1/23	$2,000	$2,007,480
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	1,750	1,957,165

Security	Principal Amount (000’s omitted)	Value
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	$550	$610,583
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	4,505	4,830,261
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	1,795	1,954,917
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	2,565	2,772,457
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	4,480	4,931,494
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	2,100	2,281,440
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31(1)	5,000	5,663,550
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	2,170	2,304,779
Torrance, (Torrance Memorial Medical Center), 5.50%, 6/1/31	3,950	3,957,465
Washington Township Health Care District, 5.00%, 7/1/32	3,165	3,243,808
Washington Township Health Care District, 5.25%, 7/1/29	3,005	3,007,945

		$39,523,344

Insured-Education — 7.1%
California State University, (AGM), (BHAC), 5.00%, 11/1/39(1)	$8,250	$9,194,543
University of California, (AGM), 4.50%, 5/15/26(1)	3,095	3,234,429
University of California, (AGM), 4.50%, 5/15/28(1)	6,690	6,955,794

		$19,384,766

Insured-Electric Utilities — 15.9%
Anaheim Public Financing Authority, (Electric System District), (BHAC), (NPFG), 4.50%, 10/1/32(1)	$20,000	$21,407,186
Glendale, Electric System Revenue, (AGC), 5.00%, 2/1/31	2,240	2,412,682
Los Angeles Department of Water and Power, Electric System Revenue, (AMBAC), (BHAC), 5.00%, 7/1/26(1)	6,750	7,539,480
Northern California Power Agency, (Hydroelectric), (AGC), 5.00%, 7/1/24	2,000	2,287,260
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	3,840	3,697,382
Sacramento Municipal Utility District, (AGM), 5.00%, 8/15/27	1,000	1,137,200
Sacramento Municipal Utility District, (AMBAC), (BHAC), 5.25%, 7/1/24	4,000	4,772,400

		$43,253,590

Insured-Escrowed/Prerefunded — 2.7%
Calleguas Las Virgines Public Financing Authority, (Municipal Water District), (BHAC), (FGIC), 4.75%, 7/1/37(1)	$7,000	$7,217,770

		$7,217,770

Insured-General Obligations — 21.8%
Antelope Valley Community College District, (Election of 2004), (NPFG), 5.25%, 8/1/39	$4,175	$4,640,721
Burbank Unified School District, (Election of 1997), (NPFG), 0.00%, 8/1/21	4,135	3,459,052
Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/34	23,150	8,139,771
Palm Springs Unified School District, (Election of 2008), (AGC), 5.00%, 8/1/33	4,500	5,019,030
Riverside Community College District, (Election of 2004), (AGM), (NPFG), 5.00%, 8/1/32	5,705	6,289,477
San Diego Community College District, (Election of 2006), (AGM), 5.00%, 8/1/32(1)	6,100	6,732,692
San Diego Unified School District, (NPFG), 0.00%, 7/1/22	2,300	1,824,567
San Diego Unified School District, (NPFG), 0.00%, 7/1/23	5,000	3,777,150
San Juan Unified School District, (AGM), 0.00%, 8/1/21	5,630	4,663,779
San Mateo County, Community College District, (NPFG), 0.00%, 9/1/22	4,840	3,913,866
San Mateo County, Community College District, (NPFG), 0.00%, 9/1/23	4,365	3,358,213
San Mateo County, Community College District, (NPFG), 0.00%, 9/1/25	3,955	2,763,082
San Mateo Union High School District, (NPFG), 0.00%, 9/1/21	5,240	4,450,699

		$59,032,099

Security	Principal Amount (000’s omitted)	Value
Insured-Hospital — 7.0%
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), (BHAC), 5.00%, 11/15/34	$2,205	$2,321,821
California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 4/1/31(1)	10,000	10,865,300
California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41(1)	3,500	3,688,860
California Statewide Communities Development Authority, (Sutter Health), (AMBAC), (BHAC), 5.00%, 11/15/38(1)	2,000	2,076,580

		$18,952,561

Insured-Lease Revenue/Certificates of Participation — 4.1%
San Diego County Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	$10,000	$11,094,400

		$11,094,400

Insured-Special Tax Revenue — 12.8%
Ceres, Redevelopment Agency Tax, (AMBAC), 4.00%, 11/1/36	$7,540	$7,327,824
Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/31	595	604,770
Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/37	7,240	7,298,572
Pomona, Public Financing Authority, (NPFG), 5.00%, 2/1/33	5,940	5,944,514
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	15,020	1,989,399
San Jose Redevelopment Agency, (Merged Area Redevelopment Project), (XLCA), 4.25%, 8/1/36	3,395	3,344,177
Santa Clara Valley Transportation Authority, Sales Tax Revenue, (AMBAC), 5.00%, 4/1/32(1)	7,500	8,195,625

		$34,704,881

Insured-Transportation — 2.0%
San Joaquin Hills, Transportation Corridor Agency, (NPFG), 0.00%, 1/15/30	$3,445	$1,452,481
San Jose, Airport Revenue, (AMBAC), 5.00%, 3/1/33	1,885	1,951,258
San Jose, Airport Revenue, (AMBAC), 5.00%, 3/1/37	2,040	2,111,175

		$5,514,914

Insured-Water and Sewer — 7.3%
East Bay Municipal Utility District, Water System Revenue, (AGM), (FGIC), 5.00%, 6/1/32	$345	$378,689
East Bay Municipal Utility District, Water System Revenue, (NPFG), 5.00%, 6/1/32(1)	6,500	7,134,725
Riverside, Water System Revenue, (AGM), 5.00%, 10/1/38	1,595	1,784,327
San Luis Obispo County, (Nacimiento Water Project), (BHAC), (NPFG), 5.00%, 9/1/38	5,000	5,479,000
San Luis Obispo County, (Nacimiento Water Project), (NPFG), 4.50%, 9/1/40	2,750	2,811,627
Santa Clara Valley Water District, (AGM), 3.75%, 6/1/28	2,075	2,110,026

		$19,698,394

Lease Revenue/Certificates of Participation — 1.0%
California Public Works Board, 5.00%, 11/1/38	$2,565	$2,827,143

		$2,827,143

Special Tax Revenue — 9.7%
Riverside County Transportation Commission, Sales Tax Revenue, 5.25%, 6/1/39(1)	$6,285	$7,201,600
San Bernardino County Transportation Authority, 5.25%, 3/1/40	5	5,786
San Bernardino County Transportation Authority, 5.25%, 3/1/40(1)	10,375	12,005,120
San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, 5.00%, 7/1/36(1)	6,250	6,984,937

		$26,197,443

Security	Principal Amount (000’s omitted)	Value
Transportation — 8.2%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.25%, 4/1/29(1)	$6,500	$7,537,075
Long Beach, Harbor Revenue, 5.00%, 5/15/27	1,960	2,205,216
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)	7,500	8,305,650
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	2,190	2,351,775
San Jose, Airport Revenue, 5.00%, 3/1/31	1,750	1,884,890

		$22,284,606

Water and Sewer — 5.5%
Beverly Hills Public Financing Authority, Water Revenue, 5.00%, 6/1/37(1)	$5,725	$6,528,790
Los Angeles, Wastewater System Revenue, 5.00%, 6/1/43(1)	7,500	8,358,375

		$14,887,165

Total Tax-Exempt Investments — 165.1% (identified cost $414,643,886)		$447,771,506

Other Assets, Less Liabilities — (65.1)%		$(176,630,052)

Net Assets — 100.0%		$271,141,454

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2014, 48.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.7% to 18.8% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

A summary of open financial instruments at June 30, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/14	100 U.S. 10-Year Treasury Note	Short	$(12,499,036)	$(12,517,188)	$(18,152)
9/14	119 U.S. Long Treasury Bond	Short	(16,204,235)	(16,325,312)	(121,077)

					$(139,229)

At June 30, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $139,229.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$232,553,583

Gross unrealized appreciation	$33,149,745
Gross unrealized depreciation	(1,431,822)

Net unrealized appreciation	$31,717,923

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$447,771,506	$—	$447,771,506
Total Investments	$—	$447,771,506	$—	$447,771,506

Liability Description
Futures Contracts	$(139,229)	$—	$—	$(139,229)
Total	$(139,229)	$—	$—	$(139,229)

The Fund held no investments or other financial instruments as of September 30, 2013 whose fair value was determined using Level 3 inputs. At June 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance California Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 25, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 25, 2014